TAXES ON INCOME	12 Months Ended
Dec. 31, 2024
TAXES ON INCOME
TAXES ON INCOME

NOTE 17: - TAXES ON INCOME

a.	Tax rates applicable to the Company:

Israeli parent and Israeli subsidiaries:

The tax rate applicable to the Israeli companies in 2024, 2023 and 2022 is 23%.

Applicable benefits to the Company:

1.	“Preferred Technology Enterprises” (“PTE”) granting a 12% tax rate in central Israel on qualified income deriving from Benefited Intellectual Property, subject to a number of conditions being fulfilled, including a minimal amount or ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual income derived from exports to large markets.

NOTE 17: - TAXES ON INCOME (Cont.)

2.	A withholding tax rate of 20% for dividends paid from PTE income (with an exemption from such withholding tax applying to dividends paid to an Israeli company). Such rate may be reduced to 4% on dividends paid to a foreign resident company, subject to certain conditions regarding percentage of foreign ownership of the distributing entity.

The Company elected to apply the PTE regime starting in 2022 for its qualified income and believes it meets the required conditions.

Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The Company does not provide deferred tax liabilities when it intends to reinvest earnings of foreign subsidiaries indefinitely or, if distributed, no tax liability will be imposed. Undistributed earnings of foreign subsidiaries that are not distributed amounted to $37,278 and unrecognized deferred tax liability related to such earnings amounted to $8,574 as of December 31, 2024.

b.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

	December 31,
	2024	2023
Deferred tax assets:
Research and development costs	$3,107	$333
Depreciation and amortization	537	534
Employees and other accruals	1,863	1,989
Operating lease liabilities	5,347	2,870
Share-based compensation	4,718	2,922
Net operating losses	1,616	1,958
Deferred tax assets	17,188	10,606
Valuation allowance	(839)	(861)
Net deferred tax assets	16,349	9,745
Deferred tax liabilities:
Property and equipment	(292)	(281)
Marketable securities	(110)	(198)
Operating lease right-of-use assets	(5,445)	(3,100)
Intangible assets	(3,112)	(3,698)
Total deferred tax liabilities	(8,959)	(7,277)
Total deferred tax assets, net	$7,390	$2,468

NOTE 17: - TAXES ON INCOME (Cont.)

c.	A reconciliation of the Company’s effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended
	December 31,
	2024	2023	2022
Income before taxes on income, as reported in the consolidated statements of income	$127,906	$78,601	$28,912
Statutory tax rate in Israel	23%	23%	23%
Theoretical taxes on income	$29,418	$18,078	$6,650
Stock-based compensation	(2,627)	—	—
Foreign currency measurement differences (*)	—	—	662
Preferred Technological Enterprise tax (**)	(10,403)	(5,695)	(1,996)
Subsidiaries taxed at different tax rate	145	(74)	418
Non-deductible expenses	2,440	5,871	732
Uncertain tax positions	7,820	2,015	858
Other	(378)	(128)	(140)
Actual tax expenses	$26,415	$20,067	$7,184
(*)

Results for tax purposes are measured under the “Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985”, in terms of earnings in NIS. As explained in Note 2c, the financial statements are measured in U.S. dollars. The difference between the annual changes in the NIS/dollar exchange rate causes a difference between taxable income and the income before taxes shown in the financial statements. In accordance with ASC 740-10-25-3(F), the Company has not provided deferred income taxes in respect of the difference between the functional currency and the tax bases of assets and liabilities.

		Year ended December 31,
		2024	2023	2022
(**)	Basic earnings per share amounts of the benefit resulting from the Technological Preferred or Preferred Enterprise status, adjusted for the issuance of bonus shares as described in Note 13	$0.18	$0.10	$0.04
	Diluted earnings per share amounts of the benefit resulting from the Technological Preferred or Preferred Enterprise status, adjusted for the issuance of bonus shares as described in Note 13	$0.17	$0.10	$0.04

d.	Income before taxes on income is comprised as follows:

	Year ended
	December 31,
	2024	2023	2022
Domestic (Israel)	$107,385	$63,895	$22,205
Foreign	20,521	14,706	6,707
Total	$127,906	$78,601	$28,912

NOTE 17: - TAXES ON INCOME (Cont.)

e.	Actual tax expenses are comprised as follow:

	Year ended
	December 31,
	2024	2023	2022
Current:
Domestic (Israel)	$26,016	$12,672	$4,528
Foreign	4,749	8,651	4,171
Total current income tax expense	$30,765	$21,323	$8,699
Deferred:
Domestic	(2,883)	391	(181)
Foreign	(1,467)	(1,647)	(1,334)
Total deferred income tax expense	(4,350)	(1,256)	(1,515)
Total taxes on income	$26,415	$20,067	$7,184

f.	A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits are as follows:

	2024	2023
Uncertain tax positions, beginning of year	$4,228	$1,782
Decrease related to previous years’ tax positions	(41)	(385)
Increases in tax positions for current year	8,332	2,831
Uncertain tax positions, end of year	$12,519	$4,228

The Company currently does not expect uncertain tax positions to change significantly over the next 12 months, except in the case of settlements with tax authorities, the likelihood and timing of which is difficult to estimate.

Substantially all the balance of unrecognized tax benefits, if recognized, would reduce the Company’s annual effective tax rate.

The Company adjusts the unrecognized tax benefit liability and income tax expense in the period in which the uncertain tax position is effectively settled, the statute of limitations expires or when new information is available.

During the years ended December 31, 2024, 2023 and 2022, interest expense related to uncertain tax positions was immaterial. As of December 31, 2024 and 2023, accrued interest liability related to uncertain tax positions was immaterial and is included within income tax accrual on the balance sheets. The Company did not accrue penalties during the years ended December 31, 2024 and 2023.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made.

The Company believes it had adequately provided for all of its uncertain tax positions, including those items currently under dispute.

As of December 31, 2024, the Company had open tax years for the periods between 2021 and 2024 in Israel and for the periods between 2021 and 2024 for the U.S. subsidiaries.